Inventories	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
Inventories

4.       Inventories:

The amounts shown in the consolidated balance sheets are analyzed as follows:

	December 31, 2023	December 31, 2024
Lubricants	$13,945	$18,078
Bunkers	48,417	60,511
Total	$62,362	$78,589